UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment:  X ; Amendment Number:    1
  This Amendment (Check only one.)   X  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Grand-Jean Capital Management, Inc.
Address:  One Market - Steuart Tower
          Suite 2600
          San Francisco, CA  94105

Form 13F File Number:    28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Crystal Smolinski
Title:    Chief Compliance Officer
Phone:    (415) 512-8512

Signature, Place and Date of Signing:


/s/ Crystal Smolinski         San Francisco, CA   March 15, 2007


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      88

Form 13F Information Table Value Total:      204,400 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

  NAME OF ISSUER    TITLE                                                       VOTING AUTH
                      OF                  VALUE           SH/   INV.  OTH
                    CLASS      CUSIP      X1000   SHARES  PRN  DISC.   ER
                                                                      MGR
                                                                               SOLE    SH  NONE
                                                                                       R

Abbott Labs         common    2824100       648     13300   SH   Sole            13300
Affordable          common    8273104      7424    637230   SH   Sole           637230
Residential
Alliancebernstein   common  011881G106      477      5929   SH   Sole             5929
Hldg
Avaya Inc.          common   53499109       175     12500   SH   Sole            12500
Chesapeake Energy   common   165167107     5632    193889   SH   Sole           193889
Corp.
ChevronTexaco Corp  common   166764100      350      4754   SH   Sole             4754
Comcast Corp Cl A   common   20030N101      201      4752   SH   Sole             4752
Special New
ConocoPhillips      common   20825C104      992     13786   SH   Sole            13786
Crown Holdings Inc  common  2283681060     8839    422535   SH   Sole           422535
RR Donnelley &      common  2578671016     4421    124400   SH   Sole           124400
Sons Co
FPL Group           common   302571104      596     10950   SH   Sole            10950
Incorporated
Ishares DJ US MDIF  common   464288810      255      5000   SH   Sole             5000
Safeguard Hlth Ent  common   786444208      542       139   SH   Sole              139
New
SunCor              common  8672291066     6007     76128   SH   Sole            76128
ABB Ltd             common    375204        511     28400   SH   Sole            28400
Alliance Wld        common  01879R1068      164     12000   SH   Sole            12000
Dollar Gov't fund
America Movil       common   02364W105      277      6123   SH   Sole             6123
American Tower      common   29912201     10959    293960   SH   Sole           293960
Corp
Amgen Incorporated  common   31162100      1742     25500   SH   Sole            25500
Apache Corp         common   37411105       250      3754   SH   Sole             3754
Arch Capital        common   G0450A105    10863    160678   SH   Sole           160678
Bank of America     common   60505104       807     15122   SH   Sole            15122
Barclays PLC Adr    common   6.74E+204      233      4000   SH   Sole             4000
Baytree Bancorp     common   11776S107      101    100668   SH   Sole           100668
Inc. RST
Berkshire Hathaway  common   84670207      2574       702   SH   Sole              702
B
Boardwalk Pipeline  common   96627104       878     28500   SH   Sole            28500
Partners
Bunge LTd.          common   G16962105      372      5125   SH   Sole             5125
Camden Property     common   133131102      272      3678   SH   Sole             3678
Trust SBI
CapitalSource Inc   common   14055X102    16287    596386   SH   Sole           596386
Cisco Systems Inc.  common   17245R102      325     11888   SH   Sole            11888
Citigroup Inc       common   172967101      413      7421   SH   Sole             7421
Comcast Corp Cl A   common   20030N200      857     20470   SH   Sole            20470
Special New
DCP Midstream       common   23311P100      494     14300   SH   Sole            14300
Partners
DST Systems         common   233326107     3631     57985   SH   Sole            57985
Duke Energy Corp    common   26441C105      345     10400   SH   Sole            10400
Edison Intl.        common   281020107      205      4500   SH   Sole             4500
Calif.
Emerson Electric    common   291011104      295      6691   SH   Sole             6691
Co
Entergy Equity      common   29364G202      732     12300   SH   Sole            12300
Units 7.625
Enterprise Prod     common   293792107      753     26000   SH   Sole            26000
Partners LP
Exxon Mobil Corp    common   30231G102     3001     39159   SH   Sole            39159
Fiduciary Claymor   common   31647Q106      471     20750   SH   Sole            20750
MLP OPPty
First Energy Corp   common   337932107      513      8500   SH   Sole             8500
Gabelli Div &       common   3624H104      1067     49700   SH   Sole            49700
Income Trust
Gartner Inc.        common   366651107     2590    130850   SH   Sole           130850
Gastar Exploration  common   367299104     2249    303340   SH   Sole           303340
Ltd
General Electric    common   369604103    11131    299140   SH   Sole           299140
Goldman Sachs       common   3814G104       462      2320   SH   Sole             2320
Group  Inc.
Guitar Center Inc   common   402040109     1093     24045   SH   Sole            24045
Hilton Hotels       common   432848109     5230    149850   SH   Sole           149850
Intel Corp          common   458140100      206     10169   SH   Sole            10169
International       common   459200101      923      9504   SH   Sole             9504
Business Machines
Ishares DJ US       common   964287812      298      5000   SH   Sole             5000
Consmr Non Cycle
Ishares DJ US Oil   common   464288844      258      5700   SH   Sole             5700
& Equip
ishares Inc Msci    common   464286806      509     18900   SH   Sole            18900
German
ishares MSCI Pac    common   464286665      225      1800   SH   Sole             1800
Ex-Jpn Index
ishares MSCI sth    common   464287556      233      3000   SH   Sole             3000
Korea Ind Fd
ishares S&P Global  common   464287325      229      4000   SH   Sole             4000
Healthcare
ishares Tr Goldman  common   464287515      267      6000   SH   Sole             6000
Sachs Swif
Istar Financial     common   45031U101     9583    200400   SH   Sole           200400
Inc
Jcrew Group         common   46612H402      933     24197   SH   Sole            24197
Johnson & Johnson   common   478160104     2046     30996   SH   Sole            30996
Common
Jp Morgan Chase     common  46625H1005      431      8928   SH   Sole             8928
Kellogg co          common   487836108      225      4500   SH   Sole             4500
Lamar Advertising   common  5128151017     2635     40300   SH   Sole            40300
Co A
Lehman Brothers     common   524908100      205      2630   SH   Sole             2630
Holdings Inc
Liberty Media       common  53071M3025     4835     49350   SH   Sole            49350
Holdings Corp-Ca
Magellan Midstream  common   559080106      564     14600   SH   Sole            14600
Partners
Merrill Lynch &     common   590188108      228      2450   SH   Sole             2450
Co. Inc.
Microsoft Inc       common   594918104     9316    311983   SH   Sole           311983
Mills Corp          common   601148109     1382     69080   SH   Sole            69080
Morgan Stanley      common  6174464486     8078     99200   SH   Sole            99200
Oracle Corp         common   68389X105     7148    417024   SH   Sole           417024
Pepsico Inc         common   713448108      590      9427   SH   Sole             9427
Plains All          common   726503105      205      4000   SH   Sole             4000
American Pipeline
Powershares Water   common   73935X575      291     15800   SH   Sole            15800
Res Ptf
Procter & Gambel    common   742718109      751     11681   SH   Sole            11681
Co
Restoration         common  7609811002       91     10721   SH   Sole            10721
Hardware
Schlumberger        common   806857108      925     14650   SH   Sole            14650
Southern Union Co   common   844030106    10907    390245   SH   Sole           390245
Thermo Fisher       common   883556102      208      4600   SH   Sole             4600
Scientific
Tiffany & Co New    common   886547108      228      5800   SH   Sole             5800
Tyco Intl LTD New   common   902124106     8994    295868   SH   Sole           295868
United              common   913017109      304      4869   SH   Sole             4869
Technologies Corp
United Health       common   91324P102     5995    111577   SH   Sole           111577
Group
Wells Fargo & Co.   common   949746101      844     23744   SH   Sole            23744
Inc. Cl A New
White Mountains     common   GN618E107     2282      3938   SH   Sole             3938
Insurance
William Partners    common   46950F104      948     24500   SH   Sole            24500
LTD
Williams Companies  common   969457100     1374     52600   SH   Sole            52600





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